Estimated Fair Values of Financial Instruments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Financial assets
Cash and cash equivalents	$ 458.0		$ 325.0		$ 655.6	$ 744.0
Receivables	226.5		272.6
Non-current investments	286.5		268.9
Financial liabilities
Long-term loans	1,770.7		1,938.6
Accounts payable and provisions	498.5		445.0
Interest payable	11.2		12.4
Short-term loans and current portion of long-term loans	140.2		121.5
Other non-current liabilities	9.1		10.9
Carrying (Reported) Amount, Fair Value Disclosure
Financial assets
Cash and cash equivalents	458.0		325.0
Receivables	122.4		146.7
Non-current investments	286.5	[1]	268.9	[1]
Financial liabilities
Long-term loans	1,770.7		1,938.6
Accounts payable and provisions	460.6		402.1
Interest payable	11.2		12.4
Short-term loans and current portion of long-term loans	140.2		121.5
Other non-current liabilities	9.1		10.9
Fair value
Financial assets
Cash and cash equivalents	458.0		325.0
Receivables	122.4		146.7
Non-current investments	279.9	[1]	269.7	[1]
Financial liabilities
Long-term loans	1,614.4		1,794.4
Accounts payable and provisions	460.6		402.1
Interest payable	11.2		12.4
Short-term loans and current portion of long-term loans	140.2		121.5
Other non-current liabilities	$ 9.1		$ 10.9

[1]	Fair value determined by using cost for Far South East due to a market value not being readily available.